Shareholder Report, Line Graph (Details) 194906_Aristotle Floating Rate Income Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 793,490	$ 749,228	$ 663,755	$ 646,349	$ 625,778	$ 544,779	$ 582,597	$ 566,253	$ 543,151	$ 500,000	$ 837,932
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	567,078	540,694	531,667	558,376	582,564	578,455	531,016	508,243	502,202	500,000	$ 591,737
Morningstar LSTA US Leveraged Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar LSTA US Leveraged Loan TR USD
Accumulated Value	823,050	770,247	684,818	667,869	646,822	535,858	589,901	572,914	548,610	500,000	$ 862,666
S&P UBS Leverage Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P UBS Leverage Loan Index
Accumulated Value	$ 822,099	$ 768,188	$ 683,436	$ 669,225	$ 648,342	$ 536,840	$ 593,264	$ 574,152	$ 548,697	$ 500,000	$ 861,474